NATIXIS FUNDS TRUST IV

April 1, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust IV

Post-Effective Amendment No. 48

(File Nos.: 333-37314 and 811-09945)

Dear Sir or Madam:

On behalf of Natixis Funds Trust IV (the “Registrant”), transmitted for filing is Post-Effective Amendment No. 48 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. The attached Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and Rule 101(a)(1)(i) of Regulation S-T. It is proposed that the Amendment will become effective on June 1, 2022.

The Registrant is filing the amendment to make certain revisions to the descriptions of the AEW Global Focused Real Estate Fund’s principal strategies and risks. It is anticipated that the Registrant will file a post-effective amendment to the registration statement pursuant to Rule 485(b) under the 1933 Act on or prior to the proposed effective date to make non-material changes to the disclosure and to incorporate any changes you may deem necessary.

Please direct any questions on the attached materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary